As filed with the U.S. Securities and Exchange Commission on August 20, 2019

1933 Act Registration File No. 333-164298

1940 Act File No. 811-22378

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 75	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 83	[X]

(Check appropriate box or boxes)

DOUBLELINE FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number, including Area Code)

Ronald R. Redell

President

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for Service)

With copies to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

As soon as practicable after this Registration Statement is declared effective.

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[X]        Immediately upon filing pursuant to Rule 485(b).

[   ]        on (date) pursuant to Rule 485(b).

[   ]        on (date) pursuant to Rule 485(a)(1).

[   ]        60 days after filing pursuant to Rule 485 (a)(1).

[   ]        75 days after filing pursuant to Rule 485 (a)(2).

[   ]        on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[   ]        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 75 to DoubleLine Funds Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 73 on Form N-1A filed on July 29, 2019. This PEA No. 75 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 73 to the Trust’s Registration Statement for the Trust’s series: DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Global Bond Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Strategic Commodity Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Shiller Enhanced International CAPE®, and DoubleLine Colony Real Estate and Income Fund. Information contained in the Registrant’s Registration Statement relating to any other share classes or series of the Trust is neither amended nor superseded hereby.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 20th day of August, 2019.

DoubleLine Funds Trust

By:	/s/ Ronald R. Redell
Name:	Ronald R. Redell
Title:	President

Pursuant to the requirements of the Securities Act, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Ronald R. Redell	President and Trustee	August 20, 2019
Ronald R. Redell

/s/ Susan Nichols Susan Nichols	Treasurer and Principal Financial and Accounting Officer	August 20, 2019

/s/ Jeffrey E. Gundlach* Jeffrey E. Gundlach	Trustee	August 20, 2019

/s/ Joseph J. Ciprari* Joseph J. Ciprari	Trustee	August 20, 2019

/s/ John C. Salter* John C. Salter	Trustee	August 20, 2019

/s/ Raymond B. Woolson* Raymond B. Woolson	Trustee	August 20, 2019

*By:	/s/ Cris Santa Ana
Cris Santa Ana
Attorney-in-Fact
Date: August 20, 2019

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE